Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2025
8.00% Senior Unsecured Bonds
Interest rate (as a percent)	8.00%
7.25% Senior Unsecured Bonds
Interest rate (as a percent)	7.25%